FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of financial assets

US$ MILLIONS	2025	2024
Current:
Marketable securities	$101	$286
Foreign currency forward contracts	12	45
Interest rate swaps	107	79
Loans and receivables	119	94
Other financial assets	173	165
Total current	$512	$669

Non-current:
Marketable securities	$84	$136
Foreign currency forward contracts	11	32
Interest rate swaps	148	155
Loans and receivables	109	154
Other financial assets	141	249
Total non-current	$493	$726